United of Omaha

Separate Account C

Financial Statements as of December 31, 2022, and for

each of the Periods Presented in the Years Ended

December 31, 2022 and 2021, and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

United of Omaha Life Insurance Company

Omaha, NE

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise the United of Omaha Separate Account C (the “Account”) as of December 31, 2022; the related statements of operations and changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts included in the table below; the financial highlights for the subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2022 and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Subaccounts Comprising the United of Omaha Separate Account C	Financial Highlights
MFS – Income Series II SC	For the period January 1, 2021 to December
20, 2021, for the years ended December 31,
2020, 2019 and 2018.

DWS – Bond	For the period January 1, 2021 to October
28, 2021 and for the years ended December
31, 2020, 2019 and 2018.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

Omaha, Nebraska

April 12, 2023

We have served as the Account’s auditor since 1996.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS

DECEMBER 31, 2022

		Fair Value
	Cost	Contracts in Accumulation (Deferred) Period	Contracts in Payout (Annuitization) Period	Net Assets	Shares
NET ASSETS
Investments:
Alger:
American Growth	$5,013,822	$3,856,129	$31,925	$3,888,054	82,637
American Small Capitalization	3,866,440	2,273,608	38,499	2,312,107	162,939
Federated:
Government Money Fund II	900,553	892,764	7,789	900,553	900,553
Fund for U.S. Government Securities II	1,815,193	1,504,401	693	1,505,094	163,597
Fidelity:
VIP Asset Manager	29,966	28,363	—	28,363	1,981
VIP Asset Manager: Growth	2,808,868	3,107,562	5,115	3,112,677	166,276
VIP Contrafund	7,213,190	8,203,514	48,078	8,251,592	217,835
VIP Contrafund SVC CL 2	56,833	67,652	—	67,652	1,851
VIP Equity Income	4,107,325	4,239,307	39,760	4,279,067	181,624
VIP Equity Income SVC CL 2	10,349	10,967	—	10,967	483
VIP Growth	130,993	148,600	—	148,600	2,078
VIP Index 500	3,315,805	6,669,492	83,914	6,753,406	18,020
VIP Index 500 SVC CL 2	110,483	268,206	—	268,206	725
VIP Mid Cap SVC CL 2	306,828	278,252	—	278,252	8,918
MFS:
Core Equity Portfolio	2,491,207	2,327,883	99,702	2,427,585	102,300
Core Equity Portfolio SC	64,939	63,185	—	63,185	2,709
Emerging Growth Series	5,379,814	5,888,884	21,548	5,910,432	123,083
High Yield Series	1,129,509	900,289	15,409	915,698	194,004
High Yield Series SC	13,374	10,721	—	10,721	2,306
Research Series	3,143,821	3,496,518	2,830	3,499,348	126,148
Income Series II	1,122,353	917,016	—	917,016	113,492
Pioneer:
Equity Income VCT	442,162	350,673	—	350,673	22,697
Fund VCT	189,942	154,643	—	154,643	11,724
Mid Cap Value VCT	3,671,093	2,821,630	69,870	2,891,500	252,092
Mid Cap Value VCT II	201,689	162,639	—	162,639	14,367
Real Estate Shares VCT	1,477,891	824,170	—	824,170	123,194
Real Estate Shares VCT II	129,321	71,860	—	71,860	10,678
DWS:
Global Opportunities	812,528	577,060	—	577,060	71,330
Core Equity VIP	1,018,694	1,027,308	—	1,027,308	98,213
International	1,684,853	1,390,924	4,881	1,395,805	215,070
International B	13,918	10,615	—	10,615	1,633
Money Market	23,811	23,811	—	23,811	23,811
Small Cap Index VIP	383,378	335,124	—	335,124	27,651
T. Rowe Price
Equity Income	7,317,592	8,154,545	80,185	8,234,730	304,877
International Stock	4,008,644	3,598,220	56,244	3,654,464	280,250
Limited-Term Bond	1,747,662	1,628,074	981	1,629,055	354,914
All-Cap Opportunities Portfolio	4,825,941	4,706,911	86,038	4,792,949	167,235
Moderate Allocation	3,741,832	3,531,497	13,311	3,544,808	199,035
Morgan Stanley
VIF Emerging Markets Equity	496,402	415,326	11,200	426,526	35,782
VIF Core Plus Fixed Income	2,634,542	2,037,928	55,645	2,093,573	247,760

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Alger				Federated
	American Growth		American Small Capitalization		Government Money Fund II
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$—	$—	$—	$—	$11,869	$11
Expenses:
Mortality & expense risk	(47,829)	(70,426)	(27,447)	(44,921)	(8,869)	(6,631)
Administrative charges	(12,181)	(17,600)	(5,641)	(9,198)	(2,230)	(1,772)

Net investment income (expense)	(60,010)	(88,026)	(33,088)	(54,119)	770	(8,392)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(11,861)	500,246	(144,973)	283,433	—	—
Net realized gain distributions	218,940	1,475,607	422,219	1,280,542	—	—

Net realized gains (losses)	207,079	1,975,853	277,246	1,563,975	—	—

Change in unrealized appreciation (depreciation) during the year	(2,713,556)	(1,180,300)	(1,732,612)	(1,794,375)	—	—

Increase (decrease) in net assets from operations	(2,566,487)	707,527	(1,488,454)	(284,519)	770	(8,392)

Contract transactions:
Payments received from contract owners	11,132	48,697	32,822	88,371	5,306	919
Transfers between subaccounts (including fixed account), net	169,861	(288,065)	196,438	(126,497)	360,253	36,490
Transfers for contract benefits and terminations	(350,944)	(717,565)	(305,216)	(408,694)	(100,013)	(41,407)
Contract maintenance charges	(3,508)	(5,509)	(2,602)	(3,589)	(1,515)	(1,670)
Adjustments to net assets allocated to contracts in payout year	24,962	—	25,484	—	7,061	—

Net increase (decrease) in net assets from contract transactions	(148,497)	(962,442)	(53,074)	(450,409)	271,092	(5,668)

Total increase (decrease) in net assets	(2,714,984)	(254,915)	(1,541,528)	(734,928)	271,862	(14,060)
Net assets at beginning of year	6,603,038	6,857,953	3,853,635	4,588,563	628,691	642,751

Net assets at end of year	$3,888,054	$6,603,038	$2,312,107	$3,853,635	$900,553	$628,691

Accumulation units:
Purchases	3,614	522	8,136	2,547	572,215	31,059
Withdrawals	(4,772)	(9,803)	(9,140)	(8,470)	(365,427)	(36,513)

Net increase (decrease) in units outstanding	(1,158)	(9,281)	(1,004)	(5,923)	206,788	(5,454)
Units outstanding at beginning of year	69,849	79,130	57,363	63,286	546,462	551,916

Units outstanding at end of year	68,691	69,849	56,359	57,363	753,250	546,462

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Federated (continued)		Fidelity
	Fund for U.S. Government Securities II		VIP Asset Manager		VIP Asset Manager: Growth
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$31,809	$40,429	$625	$545	$60,715	$56,634
Expenses:
Mortality & expense risk	(17,491)	(20,542)	(376)	(419)	(34,356)	(41,314)
Administrative charges	(3,660)	(4,278)	(45)	(50)	(6,968)	(8,383)

Net investment income (expense)	10,658	15,609	204	76	19,391	6,937

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(27,879)	(6,483)	10	148	57,579	152,422
Net realized gain distributions	—	—	1,989	186	223,737	57,797

Net realized gains (losses)	(27,879)	(6,483)	1,999	334	281,316	210,219

Change in unrealized appreciation (depreciation) during the year	(235,291)	(75,147)	(7,706)	2,258	(1,020,914)	267,626

Increase (decrease) in net assets from operations	(252,512)	(66,021)	(5,503)	2,668	(720,207)	484,782

Contract transactions:
Payments received from contract owners	4,432	17,620	—	—	40,926	45,933
Transfers between subaccounts (including fixed account), net	(3,630)	121,743	—	—	(47,145)	(31,147)
Transfers for contract benefits and terminations	(139,649)	(218,048)	(364)	(403)	(266,069)	(407,988)
Contract maintenance charges	(1,091)	(1,223)	(1)	(1)	(4,470)	(4,585)
Adjustments to net assets allocated to contracts in payout year	37	—	—	—	1,326	—

Net increase (decrease) in net assets from contract transactions	(139,901)	(79,908)	(365)	(404)	(275,432)	(397,787)

Total increase (decrease) in net assets	(392,413)	(145,929)	(5,868)	2,264	(995,639)	86,995
Net assets at beginning of year	1,897,507	2,043,436	34,231	31,967	4,108,316	4,021,321

Net assets at end of year	$1,505,094	$1,897,507	$28,363	$34,231	$3,112,677	$4,108,316

Accumulation units:
Purchases	1,421	5,667	—	—	1,004	1,021
Withdrawals	(8,744)	(9,200)	(9)	(10)	(7,370)	(9,344)

Net increase (decrease) in units outstanding	(7,323)	(3,533)	(9)	(10)	(6,366)	(8,323)
Units outstanding at beginning of year	94,012	97,545	788	798	81,434	89,757

Units outstanding at end of year	86,689	94,012	779	788	75,068	81,434

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Fidelity (continued)
	VIP Contrafund		VIP Contrafund SVC CL 2		VIP Equity Income
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$46,481	$7,426	$196	$23	$83,853 $	92,294
Expenses:
Mortality & expense risk	(94,133)	(116,714)	(940)	(1,088)	(45,412)	(49,419)
Administrative charges	(19,339)	(23,993)	(487)	(564)	(9,309)	(10,166)

Net investment income (expense)	(66,991)	(133,281)	(1,231)	(1,629)	29,132	32,709

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	248,825	803,138	775	16,199	51,833	101,947
Net realized gain distributions	443,410	1,449,511	3,687	10,874	147,379	542,042

Net realized gains (losses)	692,235	2,252,649	4,462	27,073	199,212	643,989

Change in unrealized appreciation (depreciation) during the year	(3,899,247)	579,972	(29,424)	(6,749)	(535,308)	345,922

Increase (decrease) in net assets from operations	(3,274,003)	2,699,340	(26,193)	18,695	(306,964)	1,022,620

Contract transactions:
Payments received from contract owners	22,791	306,311	—	—	18,102	73,224
Transfers between subaccounts (including fixed account), net	(15,273)	(211,113)	1,266	(75)	(71,083)	(61,844)
Transfers for contract benefits and terminations	(827,174)	(1,376,428)	(1,637)	(36,623)	(475,664)	(502,692)
Contract maintenance charges	(7,746)	(8,330)	(5)	(6)	(2,724)	(2,797)
Adjustments to net assets allocated to contracts in payout year	23,634	—	—	—	20,332	—

Net increase (decrease) in net assets from contract transactions	(803,768)	(1,289,560)	(376)	(36,704)	(511,037)	(494,109)

Total increase (decrease) in net assets	(4,077,771)	1,409,780	(26,569)	(18,009)	(818,001)	528,511
Net assets at beginning of year	12,329,363	10,919,583	94,221	112,230	5,097,068	4,568,557

Net assets at end of year	$8,251,592	$12,329,363	$67,652	$94,221	$4,279,067	$5,097,068

Accumulation units:
Purchases	858	3,294	34	13	776	1,105
Withdrawals	(8,061)	(13,392)	(42)	(869)	(8,995)	(9,504)

Net increase (decrease) in units outstanding	(7,203)	(10,098)	(8)	(856)	(8,219)	(8,399)
Units outstanding at beginning of year	85,745	95,843	1,798	2,654	77,474	85,873

Units outstanding at end of year	78,542	85,745	1,790	1,798	69,255	77,474

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Fidelity (continued)
	VIP Equity Income SVC CL 2		VIP Growth		VIP Index 500
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$192	$203	$1,033	$—	$108,465	$108,180
Expenses:
Mortality & expense risk	(145)	(157)	(2,104)	(2,467)	(76,242)	(88,558)
Administrative charges	(69)	(75)	(251)	(294)	(16,392)	(19,232)

Net investment income (expense)	(22)	(29)	(1,322)	(2,761)	15,831	390

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	75	2,573	2,182	5,036	513,298	891,976
Net realized gain distributions	385	1,395	12,449	40,442	60,494	65,103

Net realized gains (losses)	460	3,968	14,631	45,478	573,792	957,079

Change in unrealized appreciation (depreciation) during the year	(1,396)	(1,203)	(65,852)	(4,900)	(2,294,252)	1,124,381

Increase (decrease) in net assets from operations	(958)	2,736	(52,543)	37,817	(1,704,629)	2,081,850

Contract transactions:
Payments received from contract owners	—	—	—	—	14,133	248,143
Transfers between subaccounts (including fixed account), net	(942)	(56)	—	—	(31,209)	(62,213)
Transfers for contract benefits and terminations	(75)	(21,881)	(7,376)	(8,348)	(774,683)	(1,183,755)
Contract maintenance charges	—	—	(48)	(49)	(5,524)	(5,134)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	25,683	—

Net increase (decrease) in net assets from contract transactions	(1,017)	(21,937)	(7,424)	(8,397)	(771,600)	(1,002,959)

Total increase (decrease) in net assets	(1,975)	(19,201)	(59,967)	29,420	(2,476,229)	1,078,891
Net assets at beginning of year	12,942	32,143	208,567	179,147	9,229,635	8,150,744

Net assets at end of year	$10,967	$12,942	$148,600	$208,567	$6,753,406	$9,229,635

Accumulation units:
Purchases	—	—	—	—	1,146	5,913
Withdrawals	(43)	(967)	(67)	(67)	(14,409)	(23,291)

Net increase (decrease) in units outstanding	(43)	(967)	(67)	(67)	(13,263)	(17,378)
Units outstanding at beginning of year	484	1,451	1,549	1,616	138,511	155,889

Units outstanding at end of year	441	484	1,482	1,549	125,248	138,511

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Fidelity (continued)				MFS
	VIP Index 500 SVC CL 2		VIP Mid Cap SVC CL 2		Core Equity Portfolio
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$3,473	$3,418	$784	$1,146	$8,451	$13,856
Expenses:
Mortality & expense risk	(3,607)	(4,187)	(3,062)	(3,120)	(27,206)	(33,521)
Administrative charges	(1,589)	(1,877)	(694)	(719)	(6,042)	(7,537)

Net investment income (expense)	(1,723)	(2,646)	(2,972)	(2,693)	(24,797)	(27,202)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	10,927	47,209	(5,661)	12,222	58,221	140,077
Net realized gain distributions	2,225	2,509	20,103	53,283	297,027	237,391

Net realized gains (losses)	13,152	49,718	14,442	65,505	355,248	377,468

Change in unrealized appreciation (depreciation) during the year	(78,161)	29,507	(70,622)	1,953	(927,684)	357,613

Increase (decrease) in net assets from operations	(66,732)	76,579	(59,152)	64,765	(597,233)	707,879

Contract transactions:
Payments received from contract owners	180	2	—	32,470	7,703	126,785
Transfers between subaccounts (including fixed account), net	(5,028)	(21,705)	39,006	21,162	(34,848)	(121,187)
Transfers for contract benefits and terminations	(1,229)	(44,178)	(46,195)	(46,208)	(391,470)	(443,482)
Contract maintenance charges	(68)	(96)	(125)	(159)	(1,864)	(1,951)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	40,972	—

Net increase (decrease) in net assets from contract transactions	(6,145)	(65,977)	(7,314)	7,265	(379,507)	(439,835)

Total increase (decrease) in net assets	(72,877)	10,602	(66,466)	72,030	(976,740)	268,044
Net assets at beginning of year	341,083	330,481	344,718	272,688	3,404,325	3,136,281

Net assets at end of year	$268,206	$341,083	$278,252	$344,718	$2,427,585	$3,404,325

Accumulation units:
Purchases	199	9	628	776	2,192	1,439
Withdrawals	(367)	(2,159)	(818)	(678)	(8,361)	(8,660)

Net increase (decrease) in units outstanding	(168)	(2,150)	(190)	98	(6,169)	(7,221)
Units outstanding at beginning of year	9,342	11,492	4,901	4,803	49,918	57,139

Units outstanding at end of year	9,174	9,342	4,711	4,901	43,749	49,918

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MFS (continued)
	Core Equity Portfolio SC		Emerging Growth Series		High Yield Series
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$58	$203	$—	$—	$54,451	$53,582
Expenses:
Mortality & expense risk	(836)	(1,013)	(69,156)	(91,483)	(10,032)	(11,729)
Administrative charges	(451)	(551)	(14,261)	(19,016)	(2,016)	(2,361)

Net investment income (expense)	(1,229)	(1,361)	(83,417)	(110,499)	42,403	39,492

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	476	7,783	255,185	689,395	(23,763)	(6,592)
Net realized gain distributions	7,608	5,612	779,479	1,231,356	—	—

Net realized gains (losses)	8,084	13,395	1,034,664	1,920,751	(23,763)	(6,592)

Change in unrealized appreciation (depreciation) during the year	(21,503)	4,257	(3,940,718)	(13,417)	(149,805)	(7,067)

Increase (decrease) in net assets from operations	(14,648)	16,291	(2,989,471)	1,796,835	(131,165)	25,833

Contract transactions:
Payments received from contract owners	120	94	42,436	152,077	7,479	71,556
Transfers between subaccounts (including fixed account), net	1,566	(5,896)	75,698	(91,818)	(67,552)	61,378
Transfers for contract benefits and terminations	(1,742)	(32,025)	(711,179)	(1,171,914)	(56,516)	(198,945)
Contract maintenance charges	(19)	(26)	(5,189)	(5,725)	(1,019)	(1,039)
Adjustments to net assets allocated to contracts in payout year	—	—	1,497	—	11,107	—

Net increase (decrease) in net assets from contract transactions	(75)	(37,853)	(596,737)	(1,117,380)	(106,501)	(67,050)

Total increase (decrease) in net assets	(14,723)	(21,562)	(3,586,208)	679,455	(237,666)	(41,217)
Net assets at beginning of year	77,908	99,470	9,496,640	8,817,185	1,153,364	1,194,581

Net assets at end of year	$63,185	$77,908	$5,910,432	$9,496,640	$915,698	$1,153,364

Accumulation units:
Purchases	79	10	2,764	1,237	628	3,885
Withdrawals	(67)	(1,535)	(8,774)	(11,966)	(4,222)	(5,995)

Net increase (decrease) in units outstanding	12	(1,525)	(6,010)	(10,729)	(3,594)	(2,110)
Units outstanding at beginning of year	2,617	4,142	78,318	89,047	35,324	37,434

Units outstanding at end of year	2,629	2,617	72,308	78,318	31,730	35,324

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MFS (continued)
	High Yield Series SC		Research Series		Income Series II
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$625	$629	$18,322	$24,062	$34,598	$37,356
Expenses:
Mortality & expense risk	(148)	(171)	(38,468)	(45,090)	(10,333)	(12,128)
Administrative charges	(41)	(44)	(7,929)	(9,428)	(2,169)	(2,552)

Net investment income (expense)	436	414	(28,075)	(30,456)	22,096	22,676

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(267)	(112)	97,554	205,036	(21,577)	3,363
Net realized gain distributions	—	—	478,194	252,073	9,712	48,488

Net realized gains (losses)	(267)	(112)	575,748	457,109	(11,865)	51,851

Change in unrealized appreciation (depreciation) during the year	(1,785)	(110)	(1,379,525)	503,627	(183,521)	(83,136)

Increase (decrease) in net assets from operations	(1,616)	192	(831,852)	930,280	(173,290)	(8,609)

Contract transactions:
Payments received from contract owners	—	—	42,092	27,541	8,039	20,997
Transfers between subaccounts (including fixed account), net	(257)	(673)	(36,792)	(69,409)	(26,026)	114,648
Transfers for contract benefits and terminations	(919)	(946)	(326,069)	(455,021)	(108,085)	(110,362)
Contract maintenance charges	(5)	(7)	(3,450)	(3,468)	(1,203)	(1,167)
Adjustments to net assets allocated to contracts in payout year	—	—	709	—	—	—

Net increase (decrease) in net assets from contract transactions	(1,181)	(1,626)	(323,510)	(500,357)	(127,275)	24,116

Total increase (decrease) in net assets	(2,797)	(1,434)	(1,155,362)	429,923	(300,565)	15,507
Net assets at beginning of year	13,518	14,952	4,654,710	4,224,787	1,217,581	1,202,074

Net assets at end of year	$10,721	$13,518	$3,499,348	$4,654,710	$917,016	$1,217,581

Accumulation units:
Purchases	—	28	642	524	726	4,940
Withdrawals	(58)	(103)	(5,263)	(7,947)	(6,263)	(4,006)

Net increase (decrease) in units outstanding	(58)	(75)	(4,621)	(7,423)	(5,537)	934
Units outstanding at beginning of year	609	684	57,903	65,326	47,592	46,658

Units outstanding at end of year	551	609	53,282	57,903	42,055	47,592

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MFS (continued)		Pioneer
	Income Series II SC		Equity Income VCT		Fund VCT
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$—	$1	$5,976	$5,799	$693	$177
Expenses:
Mortality & expense risk	—	(8)	(4,069)	(4,775)	(1,857)	(2,085)
Administrative charges	—	(4)	(864)	(1,008)	(296)	(334)

Net investment income (expense)	—	(11)	1,043	16	(1,460)	(2,242)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	—	184	(20,932)	(2,712)	(1,439)	3,643
Net realized gain distributions	—	—	44,497	—	27,621	15,032

Net realized gains (losses)	—	184	23,565	(2,712)	26,182	18,675

Change in unrealized appreciation (depreciation) during the year	—	(234)	(71,177)	102,422	(66,822)	28,417

Increase (decrease) in net assets from operations	—	(61)	(46,569)	99,726	(42,100)	44,850

Contract transactions:
Payments received from contract owners	—	—	303	37	500	11,668
Transfers between subaccounts (including fixed account), net	—	(3,457)	(68,104)	(373)	(311)	(752)
Transfers for contract benefits and terminations	—	—	(43,953)	(14,571)	(9,509)	(29,947)
Contract maintenance charges	—	(6)	(298)	(303)	(189)	(196)
Adjustments to net assets allocated to contracts in payout year	—	—	1,519	—	—	—

Net increase (decrease) in net assets from contract transactions	—	(3,463)	(110,533)	(15,210)	(9,509)	(19,227)

Total increase (decrease) in net assets	—	(3,524)	(157,102)	84,516	(51,609)	25,623
Net assets at beginning of year	—	3,524	507,775	423,259	206,252	180,629

Net assets at end of year	$—	$—	$350,673	$507,775	$154,643	$206,252

Accumulation units:
Purchases	—	14	47	35	36	327
Withdrawals	—	(194)	(3,092)	(441)	(331)	(889)

Net increase (decrease) in units outstanding	—	(180)	(3,045)	(406)	(295)	(562)
Units outstanding at beginning of year	—	180	12,718	13,124	5,385	5,947

Units outstanding at end of year	—	—	9,673	12,718	5,090	5,385

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Pioneer (continued)
	Mid Cap Value VCT		Mid Cap Value VCT II		Real Estate Shares VCT
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$63,540	$30,994	$2,448	$1,404	$20,335	$15,347
Expenses:
Mortality & expense risk	(30,661)	(32,557)	(2,197)	(2,415)	(10,681)	(14,144)
Administrative charges	(6,371)	(6,776)	(1,123)	(1,246)	(2,187)	(2,892)

Net investment income (expense)	26,508	(8,339)	(872)	(2,257)	7,467	(1,689)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(917)	56,965	(2,728)	6,936	(160,458)	(62,655)
Net realized gain distributions	1,228,736	—	72,341	—	64,721	—

Net realized gains (losses)	1,227,819	56,965	69,613	6,936	(95,737)	(62,655)

Change in unrealized appreciation (depreciation) during the year	(1,484,417)	744,499	(83,357)	41,538	(355,314)	536,054

Increase (decrease) in net assets from operations	(230,090)	793,125	(14,616)	46,217	(443,584)	471,710

Contract transactions:
Payments received from contract owners	9,244	75,003	120	26	7,460	24,988
Transfers between subaccounts
(including fixed account), net	(156,120)	(29,527)	(6,479)	(11,037)	(39,659)	(15,757)
Transfers for contract benefits and terminations	(227,540)	(258,127)	(9,153)	(52,010)	(305,888)	(111,644)
Contract maintenance charges	(2,394)	(2,227)	(46)	(57)	(890)	(912)
Adjustments to net assets allocated to contracts in payout year	16,838	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(359,972)	(214,878)	(15,558)	(63,078)	(338,977)	(103,325)

Total increase (decrease) in net assets	(590,062)	578,247	(30,174)	(16,861)	(782,561)	368,385
Net assets at beginning of year	3,481,562	2,903,315	192,813	209,674	1,606,731	1,238,346

Net assets at end of year	$2,891,500	$3,481,562	$162,639	$192,813	$824,170	$1,606,731

Accumulation units:
Purchases	672	2,709	4	58	432	645
Withdrawals	(6,867)	(6,619)	(525)	(2,348)	(5,697)	(2,228)
Net increase (decrease) in units outstanding	(6,195)	(3,910)	(521)	(2,290)	(5,265)	(1,583)

Units outstanding at beginning of year	57,005	60,915	5,938	8,228	21,189	22,772

Units outstanding at end of year	50,810	57,005	5,417	5,938	15,924	21,189

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Pioneer (continued)		DWS
	Real Estate Shares VCT II		Bond		Global Opportunities
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$1,407	$1,018	$—	$389	$1,771	$745
Expenses:
Mortality & expense risk	(1,124)	(1,255)	—	(195)	(7,067)	(10,691)
Administrative charges	(399)	(450)	—	(24)	(1,492)	(2,234)

Net investment income (expense)	(116)	(687)	—	170	(6,788)	(12,180)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(7,074)	(3,549)	—	(750)	(35,679)	6,362
Net realized gain distributions	5,637	—	—	—	129,471	—

Net realized gains (losses)	(1,437)	(3,549)	—	(750)	93,792	6,362

Change in unrealized appreciation (depreciation) during the year	(34,562)	36,980	—	306	(324,614)	136,447

Increase (decrease) in net assets from operations	(36,115)	32,744	—	(274)	(237,610)	130,629

Contract transactions:
Payments received from contract owners	—	—	—	—	6,900	37,923
Transfers between subaccounts (including fixed account), net	3,065	(443)	—	(18,672)	(32,023)	(7,890)
Transfers for contract benefits and terminations	(10,616)	(5,274)	—	(169)	(226,426)	(84,796)
Contract maintenance charges	—	—	—	(2)	(647)	(789)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(7,551)	(5,717)	—	(18,843)	(252,196)	(55,552)

Total increase (decrease) in net assets	(43,666)	27,027	—	(19,117)	(489,806)	75,077
Net assets at beginning of year	115,526	88,499	—	19,117	1,066,866	991,789

Net assets at end of year	$71,860	$115,526	$—	$—	$577,060	$1,066,866

Accumulation units:
Purchases	77	25	—	—	189	711
Withdrawals	(267)	(153)	—	(837)	(5,729)	(1,798)

Net increase (decrease) in units outstanding	(190)	(128)	—	(837)	(5,540)	(1,087)
Units outstanding at beginning of year	2,148	2,276	—	837	20,598	21,685

Units outstanding at end of year	1,958	2,148	—	—	15,058	20,598

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	DWS (continued)
	Core Equity VIP		International		International B
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$5,334	$5,305	$48,103	$47,691	$327	$281
Expenses:
Mortality & expense risk	(11,667)	(12,709)	(15,009)	(19,594)	(139)	(165)
Administrative charges	(2,623)	(2,863)	(2,990)	(3,910)	(11)	(13)

Net investment income (expense)	(8,956)	(10,267)	30,104	24,187	177	103

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	12,986	47,238	(42,634)	(7,115)	(140)	(1,070)
Net realized gain distributions	162,416	52,745	—	—	—	—

Net realized gains (losses)	175,402	99,983	(42,634)	(7,115)	(140)	(1,070)

Change in unrealized appreciation (depreciation) during the year	(385,889)	167,161	(240,613)	133,925	(1,914)	1,993

Increase (decrease) in net assets from operations	(219,443)	256,877	(253,143)	150,997	(1,877)	1,026

Contract transactions:
Payments received from contract owners	2,654	6,614	17,807	44,238	—	—
Transfers between subaccounts (including fixed account), net	(48,099)	68,723	(61,169)	39,505	—	(1)
Transfers for contract benefits and terminations	(53,637)	(171,108)	(271,286)	(169,716)	(335)	(6,529)
Contract maintenance charges	(1,467)	(1,468)	(1,846)	(1,898)	—	—
Adjustments to net assets allocated to contracts in payout year	—	—	3,180	—	—	—

Net increase (decrease) in net assets from contract transactions	(100,549)	(97,239)	(313,314)	(87,871)	(335)	(6,530)

Total increase (decrease) in net assets	(319,992)	159,638	(566,457)	63,126	(2,212)	(5,504)
Net assets at beginning of year	1,347,300	1,187,662	1,962,262	1,899,136	12,827	18,331

Net assets at end of year	$1,027,308	$1,347,300	$1,395,805	$1,962,262	$10,615	$12,827

Accumulation units:
Purchases	75	2,132	2,021	5,041	—	—
Withdrawals	(2,538)	(4,708)	(18,605)	(9,463)	(30)	(594)

Net increase (decrease) in units outstanding	(2,463)	(2,576)	(16,584)	(4,422)	(30)	(594)
Units outstanding at beginning of year	30,038	32,614	97,490	101,912	1,030	1,624

Units outstanding at end of year	27,575	30,038	80,906	97,490	1,000	1,030

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	DWS (continued)				T. Rowe Price
	Money Market		Small Cap Index VIP		Equity Income
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$265	$1	$3,748	$4,451	$160,372	$143,247
Expenses:
Mortality & expense risk	(300)	(113)	(3,979)	(5,544)	(88,378)	(93,738)
Administrative charges	(36)	(13)	(950)	(1,298)	(18,813)	(20,043)

Net investment income (expense)	(71)	(125)	(1,181)	(2,391)	53,181	29,466

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	—	—	(3,335)	16,164	220,852	296,996
Net realized gain distributions	—	—	70,494	30,948	426,903	664,157

Net realized gains (losses)	—	—	67,159	47,112	647,755	961,153

Change in unrealized appreciation (depreciation) during the year	—	—	(175,860)	17,480	(1,116,682)	956,295

Increase (decrease) in net assets from operations	(71)	(125)	(109,882)	62,201	(415,746)	1,946,914

Contract transactions:
Payments received from contract owners	—	—	10,480	—	56,149	96,649
Transfers between subaccounts (including fixed account), net	—	18,672	(35,285)	(2,654)	(151,485)	(5,125)
Transfers for contract benefits and terminations	(316)	(151)	(48,036)	(17,698)	(802,816)	(938,363)
Contract maintenance charges	(7)	(6)	(330)	(463)	(4,662)	(4,687)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	21,403	—

Net increase (decrease) in net assets from contract transactions	(323)	18,515	(73,171)	(20,815)	(881,411)	(851,526)

Total increase (decrease) in net assets	(394)	18,390	(183,053)	41,386	(1,297,157)	1,095,388
Net assets at beginning of year	24,205	5,815	518,177	476,791	9,531,887	8,436,499

Net assets at end of year	$23,811	$24,205	$335,124	$518,177	$8,234,730	$9,531,887

Accumulation units:
Purchases	—	15,071	290	856	3,116	4,560
Withdrawals	(262)	(126)	(2,483)	(1,365)	(15,650)	(18,124)

Net increase (decrease) in units outstanding	(262)	14,945	(2,193)	(509)	(12,534)	(13,564)
Units outstanding at beginning of year	19,585	4,640	12,668	13,177	135,736	149,300

Units outstanding at end of year	19,323	19,585	10,475	12,668	123,202	135,736

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T. Rowe Price (continued)
	International Stock		Limited-Term Bond		All-Cap Opportunities Portfolio
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$29,487	$29,027	$35,206	$28,728	$—	$—
Expenses:
Mortality & expense risk	(39,147)	(51,191)	(18,715)	(21,838)	(54,074)	(66,516)
Administrative charges	(8,539)	(11,108)	(4,401)	(5,117)	(10,939)	(13,477)

Net investment income (expense)	(18,199)	(33,272)	12,090	1,773	(65,013)	(79,993)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(7,555)	106,813	(19,763)	2,239	49,571	377,231
Net realized gain distributions	89,082	320,690	2,593	12,632	266,358	1,234,621

Net realized gains (losses)	81,527	427,503	(17,170)	14,871	315,929	1,611,852

Change in unrealized appreciation (depreciation) during the year	(843,165)	(376,397)	(109,391)	(40,594)	(1,718,835)	(379,994)

Increase (decrease) in net assets from operations	(779,837)	17,834	(114,471)	(23,950)	(1,467,919)	1,151,865

Contract transactions:
Payments received from contract owners	43,506	87,365	6,754	11,497	21,074	96,136
Transfers between subaccounts (including fixed account), net	152,583	104,551	(87,361)	161,744	(50,692)	(94,599)
Transfers for contract benefits and terminations	(566,110)	(461,462)	(256,377)	(222,755)	(378,015)	(738,889)
Contract maintenance charges	(3,101)	(3,437)	(1,528)	(1,690)	(2,891)	(3,220)
Adjustments to net assets allocated to contracts in payout year	17,203	—	38	—	53,743	—

Net increase (decrease) in net assets from contract transactions	(355,919)	(272,983)	(338,474)	(51,204)	(356,781)	(740,572)

Total increase (decrease) in net assets	(1,135,756)	(255,149)	(452,945)	(75,154)	(1,824,700)	411,293
Net assets at beginning of year	4,790,220	5,045,369	2,082,000	2,157,154	6,617,649	6,206,356

Net assets at end of year	$3,654,464	$4,790,220	$1,629,055	$2,082,000	$4,792,949	$6,617,649

Accumulation units:
Purchases	8,421	6,229	1,356	8,376	1,896	881
Withdrawals	(21,852)	(15,964)	(21,848)	(11,277)	(5,348)	(6,963)

Net increase (decrease) in units outstanding	(13,431)	(9,735)	(20,492)	(2,901)	(3,452)	(6,082)
Units outstanding at beginning of year	167,666	177,401	119,950	122,851	52,586	58,668

Units outstanding at end of year	154,235	167,666	99,458	119,950	49,134	52,586

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T. Rowe Price (continued)		Morgan Stanley
	Moderate Allocation		VIF Emerging Markets Equity		VIF Core Plus Fixed Income
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$60,136	$45,453	$2,005	$5,043	$92,626	$111,500
Expenses:
Mortality & expense risk	(38,998)	(47,180)	(4,630)	(6,127)	(24,647)	(29,310)
Administrative charges	(8,170)	(9,875)	(1,080)	(1,423)	(6,746)	(7,885)

Net investment income (expense)	12,968	(11,602)	(3,705)	(2,507)	61,233	74,305

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	9,958	112,058	(934)	22,401	(70,650)	9,615
Net realized gain distributions	72,963	429,675	48,433	—	41,357	184,806

Net realized gains (losses)	82,921	541,733	47,499	22,401	(29,293)	194,421

Change in unrealized appreciation (depreciation) during the year	(978,073)	(140,364)	(191,694)	(7,300)	(451,623)	(314,726)

Increase (decrease) in net assets from operations	(882,184)	389,767	(147,900)	12,594	(419,683)	(46,000)

Contract transactions:
Payments received from contract owners	25,247	50,606	600	34,729	9,031	67,396
Transfers between subaccounts (including fixed account), net	3,696	32,372	42,732	6,305	38,505	358,739
Transfers for contract benefits and terminations	(246,367)	(434,730)	(44,607)	(81,674)	(387,251)	(339,380)
Contract maintenance charges	(3,734)	(3,993)	(268)	(366)	(1,759)	(1,909)
Adjustments to net assets allocated to contracts in payout year	871	—	3,025	—	11,478	—

Net increase (decrease) in net assets from contract transactions	(220,287)	(355,745)	1,482	(41,006)	(329,996)	84,846

Total increase (decrease) in net assets	(1,102,471)	34,022	(146,418)	(28,412)	(749,679)	38,846
Net assets at beginning of year	4,647,279	4,613,257	572,944	601,356	2,843,252	2,804,406

Net assets at end of year	$3,544,808	$4,647,279	$426,526	$572,944	$2,093,573	$2,843,252

Accumulation units:
Purchases	763	1,087	1,765	1,336	5,187	16,669
Withdrawals	(4,900)	(7,066)	(1,652)	(2,575)	(21,935)	(13,327)

Net increase (decrease) in units outstanding	(4,137)	(5,979)	113	(1,239)	(16,748)	3,342
Units outstanding at beginning of year	76,191	82,170	18,382	19,621	135,959	132,617

Units outstanding at end of year	72,054	76,191	18,495	18,382	119,211	135,959

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

1.	NATURE OF OPERATIONS

United of Omaha Separate Account C (the “Separate Account”) was established by United of Omaha Life Insurance Company (“United”) on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is a funding vehicle for individual variable annuity contracts. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are clearly identified and distinguished from United’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business United may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of United’s general account, in addition to those subaccounts detailed below. Interests in the fixed income account have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.	SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available subaccounts with activity during 2022 or 2021 are:

Alger

Alger American Fund

Alger American LargeCap Growth Portfolio Class O (“American Growth”)

Alger American SmallCap Growth Portfolio Class O (“American Small Capitalization”)

Federated

Federated Insurance Series

Federated Hermes Government Money Fund II (“Government Money Fund II”)

Federated Hermes Fund for U.S. Government Securities II (“Fund for U.S. Government Securities II”)

Fidelity

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio Initial Class (“VIP Equity Income”)

Fidelity VIP Equity-Income Portfolio Service Class 2 (“VIP Equity Income SVC CL 2”)

Fidelity VIP Growth Portfolio Initial Class (“VIP Growth”)

Fidelity VIP Mid Cap Portfolio Service Class 2 (“VIP Mid Cap SVC CL 2”)

Fidelity Variable Insurance Products

Fidelity VIP Asset Manager Portfolio Initial Class (“VIP Asset Manager”)

Fidelity VIP Asset Manager: Growth Portfolio Initial Class (“VIP Asset Manager: Growth”)

Fidelity VIP Contrafund Portfolio Service Class (“VIP Contrafund”)

Fidelity VIP Contrafund Portfolio Service Class 2 (“VIP Contrafund SVC CL 2”)

Fidelity VIP Index 500 Portfolio Initial Class (“VIP Index 500”)

Fidelity VIP Index 500 Portfolio Service Class 2 (“VIP Index 500 SVC CL 2”)

MFS

MFS Variable Insurance Trust

MFS Core Equity Portfolio (“Core Equity Portfolio”)

MFS Core Equity Portfolio (“Core Equity Portfolio SC”)

MFS Growth Series Portfolio Initial Class (“Emerging Growth Series”)

MFS High Yield Initial Class (“High Yield Series”)

MFS High Yield Service Class (“High Yield Series SC”)

MFS Research Series Portfolio Initial Class (“Research Series”)

MFS VIT II Income Initial Class (“Income Series II”)

MFS VIT II Income Service Class (“Income Series II SC”)

Pioneer

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio Class II (“Equity Income VCT”)

Pioneer Fund VCT Portfolio Class II (“Fund VCT”)

Pioneer Mid Cap Value VCT Portfolio Class I (“Mid Cap Value VCT”)

Pioneer Mid Cap Value VCT Portfolio Class II (“Mid Cap Value VCT II”)

Pioneer Real Estate Shares VCT Portfolio Class I (“Real Estate Shares VCT”)

Pioneer Real Estate Shares VCT Portfolio Class II (“Real Estate Shares VCT II”)

DWS

DWS Variable Series I

DWS Bond VIP Class A (“Bond”)

DWS Global Opportunities VIP Class B (“Global Opportunities”)

DWS Core Equity VIP Class B (“Core Equity VIP”)

DWS CROCI International VIP Class A (“International”)

DWS CROCI International VIP Class B (“International B”)

DWS Government Money Market VIP Class A (“Money Market”)

DWS Investments VIT Funds

DWS Small Cap Index VIP Class A (“Small Cap Index VIP”)

T. Rowe Price

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio (“Equity Income”)

T. Rowe Price All-Cap Opportunities Portfolio (“All-Cap Opportunities Portfolio”)

T. Rowe Price Moderate Allocation Portfolio (“Moderate Allocation”)

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio (“International Stock”)

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio (“Limited-Term Bond”)

Morgan Stanley

Morgan Stanley Variable Insurance Funds

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I (“VIF Emerging Markets Equity”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I (“VIF Core Plus Fixed Income”)

The availability of some subaccounts is dependent upon the product under which each contract was written.

The following subaccounts are available but are not shown on the statements due to not having had any activity in 2022 or 2021:

Fidelity VIP Asset Manager: Growth Portfolio Service Class 2 (“VIP Asset Manager: Growth SVC CL 2”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class II (“UIF Core Plus Fixed Income II”)

MFS Growth Series Portfolio Service Class (“Emerging Growth Series SC”)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The most significant estimates and assumptions include those used in investment valuation in the absence of quoted market prices.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and United of Omaha Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by United and may result in additional amounts being transferred into the subaccounts of the Separate Account by United to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to United. These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal taxable income of United, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under current provisions of the IRC, United does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes. A charge maybe made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

As of December 31, 2022, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria is summarized as follows:

Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

Level 3 -	Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio. As such, the investments held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item “Payments received from contract owners” includes both deposits received from policyholders and net gains and losses resulting from the timing of executed trades.

Subsequent Events - Subsequent events have been evaluated through April 12, 2023, the date these financial statements were issued.

4.	ACCOUNT CHARGES

Mortality & Expense Risk Charge:

United deducts a daily charge as compensation for the mortality and expense risks assumed by United. The nominal annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I	1.25%	Series V	1.00%
Ultra-Access	1.40%	Ultra-Rewards	1.25%
Ultra-Select	1.50%

These charges are assessed through reduction of unit values. United guarantees that the mortality and expense charge will not increase above these levels.

Administrative Charges:

United deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I	0.15%
Series V	0.20%
Ultra-Rewards and Ultra-Select	0.15%	(0% for accumulation value of $100,000 or more)
Ultra-Access	0.20%

The daily administrative expense charges for Ultra-Rewards and Ultra-Select products are reflected in the Statement of Operations and Changes in Net Assets within the “Mortality & expense risk” financial statement line item aggregated with the mortality and expense risk charges for those products. For the remaining products, the daily administrative expense charges are broken out separately in the Statement of Operations and Changes in Net Assets within the “Administrative charges” financial statement line item.

These charges are assessed through reduction of unit values. United guarantees that the administrative charge will not increase above these levels.

Enhanced Death Benefit - The Series V, Ultra-Rewards, and Ultra-Select variable annuity products include a feature which provides the contract owner an option to purchase an enhanced death benefit. For Ultra-Rewards and Ultra-Select, a daily charge equivalent to an annual rate of 0.30% of the accumulation value is deducted from each contract with this feature. For Series V, a daily charge equivalent to an annual rate of 0.35% of the accumulation value is deducted from each contract issued prior to May 1, 2003. A daily charge equal to an annual rate of 0.30% of accumulation value is deducted from each contract issued after May 1, 2003. These charges are assessed through a reduction of unit values. Series V contracts issued prior to May 1, 1998 are assessed a daily charge of 0.35% of the accumulation value through a reduction of unit value for each contract with this feature.

Enhanced Credit Rider - Ultra-Rewards contract owners can elect the enhanced credit rider. A daily charge equivalent to an annual rate of 0.50% of the accumulation value is deducted from each contract for this charge for the first eight contract years. These charges are assessed through the reduction of unit values.

Enhanced Earnings Death Benefit Charge - Ultra-Select and Ultra-Rewards contract owners can elect the enhanced earnings death benefit rider. A daily charge equivalent to an annual charge of 0.30% of the accumulation value is deducted from each contract for this charge. These charges are assessed through the reduction of unit values.

Return Benefits Charge - Series V, Ultra-Select and Ultra-Access contract owners can elect the returns benefit rider. An annual charge is calculated and assessed on the contract anniversary. The charge equivalent to an annual charge of 0.40% of the accumulation value is deducted from each contract for this charge. These charges are assessed through the reduction of unit values.

Contract Maintenance Charges:

Withdrawal Charge - United may deduct a withdrawal charge, expressed as a percentage of accumulation value (accumulated units times unit value) surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received as a redemption of units.

Transfer fees - A transfer fee of $10 ($20 for Ultra Select contract owners) may be imposed for any non-systematic transfer in excess of twelve per contract year. The transfer fee is deducted from the amount transferred on the date of the transfer as a redemption of units.

Contract Fee - There is an annual contract fee of $30 for Series I, Series V and Ultra-Access and $40 for Ultra-Rewards and Ultra-Select that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender. The annual contract fee is waived if the accumulated value is $50,000 or more on the last valuation date of the applicable contract year. This charge is assessed through the redemption of units. United guarantees the annual contract fee will not increase.

5.	PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of daily net purchases and proceeds from daily net sales of investments for the year ended December 31, 2022, were as follows:

	Purchases	Sales
Alger
American Growth	$231,198	$439,705
American Small Capitalization	350,087	436,249

Federated
Government Money Fund II	668,221	408,228
Fund for U.S. Government Securities II	21,219	182,271

Fidelity
VIP Asset Manager	—	786
VIP Asset Manager: Growth	39,805	356,561
VIP Contrafund	84,922	1,002,162
VIP Contrafund SVC CL 2	1,259	3,062
VIP Equity Income	47,404	613,162
VIP Equity Income SVC CL 2	7	1,238
VIP Growth	—	9,779
VIP Index 500	54,819	919,053
VIP Index 500 SVC CL 2	5,614	16,955
VIP Mid Cap SVC CL 2	38,871	49,941

MFS
Core Equity Portfolio	106,867	519,622
Core Equity Portfolio SC	1,826	3,188
Emerging Growth Series	193,617	873,771
High Yield Series	17,932	136,481
High Yield Series SC	—	1,370
Research Series	42,493	412,400
Income Series II	15,024	154,801

Pioneer
Equity Income VCT	1,679	117,145
Fund VCT	1,143	12,805
Mid Cap Value VCT	37,653	434,657
Mid Cap Value VCT II	26	18,904
Real Estate Shares VCT	21,736	373,581
Real Estate Shares VCT II	3,089	12,163

DWS
Global Opportunities	5,820	266,575
Core Equity VIP	2,308	117,147
International	30,901	362,214
International B	—	485
Money Market	—	659
Small Cap Index VIP	10,519	88,619

T. Rowe Price
Equity Income	194,780	1,183,382
International Stock	186,672	590,277
Limited-Term Bond	21,056	382,646
All-Cap Opportunities Portfolio	151,510	573,304
Moderate Allocation	32,603	300,058

Morgan Stanley
VIF Emerging Markets Equity	41,820	46,048
VIF Core Plus Fixed Income	88,811	450,200

6.	ADMINISTRATION OF THE SEPARATE ACCOUNT

United has an administrative services agreement with Security Benefit Life Insurance Company (“Security Benefit”) to perform administrative functions on behalf of United with respect to the contracts comprising the Separate Account.

7.	REINSURANCE ARRANGEMENTS

United has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain United rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge United from its primary legal liability to a contract owner.

Preliminary Draft for Discussion Purposes Only

8.	FINANCIAL HIGHLIGHTS

A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Alger
American Growth - 2022	68,691	$22.74 to	$69.04	$3,888,054	0.00%	1.20% to 2.20%	-39.81% to	-39.39%
American Growth - 2021	69,849	37.78 to	113.91	6,603,038	0.00%	1.20% to 2.20%	9.73% to	10.50%
American Growth - 2020	79,130	34.43 to	103.09	6,857,953	0.17%	1.20% to 2.20%	65.02% to	73.36%
American Growth - 2019	93,324	19.86 to	62.47	4,982,002	0.00%	1.20% to 2.20%	24.59% to	26.69%
American Growth - 2018	102,532	15.94 to	49.62	4,394,963	0.00%	1.20% to 2.20%	0.30% to	1.57%

American Small Capitalization - 2022	56,359	25.11 to	41.88	2,312,107	0.00%	1.20% to 2.20%	-38.98% to	-38.75%
American Small Capitalization - 2021	57,363	41.15 to	68.38	3,853,635	0.00%	1.20% to 2.20%	-7.51% to	-7.18%
American Small Capitalization - 2020	63,286	44.49 to	73.67	4,588,563	0.97%	1.20% to 2.20%	41.32% to	64.59%
American Small Capitalization - 2019	75,382	27.03 to	52.13	3,313,819	0.00%	1.20% to 2.20%	26.49% to	28.57%
American Small Capitalization - 2018	84,129	21.23 to	40.98	2,895,029	0.00%	1.20% to 2.20%	-0.17% to	0.83%

Federated
Government Money Fund II - 2022	753,250	0.81 to	1.22	900,553	1.55%	1.20% to 2.20%	-1.22% to	0.00%
Government Money Fund II - 2021	546,462	0.82 to	1.22	628,691	0.00%	1.20% to 2.20%	-2.38% to	-1.61%
Government Money Fund II - 2020	551,916	0.84 to	1.24	642,751	0.20%	1.20% to 2.20%	-0.80% to	1.20%
Government Money Fund II - 2019	643,399	0.83 to	1.25	762,499	1.60%	1.20% to 2.20%	-1.16% to	1.65%
Government Money Fund II - 2018	749,189	0.83 to	1.24	889,660	1.26%	1.20% to 2.20%	-1.12% to	0.00%

Fund for U.S. Government Securities II - 2022	86,689	11.18 to	18.43	1,505,094	1.87%	1.20% to 2.20%	-14.33% to	-13.60%
Fund for U.S. Government Securities II - 2021	94,012	13.05 to	21.33	1,897,507	2.05%	1.20% to 2.20%	-4.04% to	-3.22%
Fund for U.S. Government Securities II - 2020	97,545	13.60 to	22.04	2,043,436	2.42%	1.20% to 2.20%	3.96% to	6.00%
Fund for U.S. Government Securities II - 2019	100,640	12.83 to	21.20	2,032,843	2.48%	1.20% to 2.20%	3.55% to	5.29%
Fund for U.S. Government Securities II - 2018	116,585	12.39 to	20.26	2,264,590	2.46%	1.20% to 2.20%	-1.62% to	-0.73%

Fidelity
VIP Asset Manager - 2022	779	36.42 to	36.42	28,363	2.00%	1.40% to 1.40%	-16.12% to	-16.12%
VIP Asset Manager - 2021	788	43.42 to	43.42	34,231	1.65%	1.40% to 1.40%	8.39% to	8.39%
VIP Asset Manager - 2020	798	40.06 to	40.06	31,967	1.45%	1.40% to 1.40%	13.26% to	13.26%
VIP Asset Manager - 2019	808	35.37 to	35.37	28,564	1.83%	1.40% to 1.40%	16.58% to	16.58%
VIP Asset Manager - 2018	817	30.34 to	30.34	24,789	1.76%	1.40% to 1.40%	-6.67% to	-6.67%

VIP Asset Manager: Growth - 2022	75,068	21.19 to	41.85	3,112,677	1.68%	1.20% to 1.60%	-18.15% to	-17.88%
VIP Asset Manager: Growth - 2021	81,434	25.89 to	50.96	4,108,316	1.39%	1.20% to 1.60%	12.18% to	12.59%
VIP Asset Manager: Growth - 2020	89,757	23.08 to	45.26	4,021,321	1.09%	1.20% to 1.60%	15.46% to	15.87%
VIP Asset Manager: Growth - 2019	99,611	19.99 to	39.06	3,851,686	1.54%	1.20% to 1.60%	20.86% to	22.08%
VIP Asset Manager: Growth - 2018	110,300	16.53 to	32.19	3,514,817	1.48%	1.20% to 1.60%	-9.08% to	-8.76%

VIP Contrafund - 2022	78,542	49.91 to	106.87	8,251,592	0.45%	1.20% to 1.60%	-27.45% to	-27.20%
VIP Contrafund - 2021	85,745	68.79 to	146.79	12,329,363	0.06%	1.20% to 1.60%	25.85% to	26.30%
VIP Contrafund - 2020	95,843	54.66 to	116.22	10,919,583	0.24%	1.20% to 1.60%	28.55% to	29.00%
VIP Contrafund - 2019	114,522	42.52 to	90.09	10,100,012	0.47%	1.20% to 1.60%	29.49% to	30.78%
VIP Contrafund - 2018	124,742	32.82 to	69.30	8,445,330	0.73%	1.20% to 1.60%	-7.88% to	-7.50%

VIP Contrafund SVC CL 2 - 2022	1,790	37.80 to	37.80	67,652	0.24%	1.25% to 2.20%	-27.88% to	-27.88%
VIP Contrafund SVC CL 2 - 2021	1,798	52.41 to	52.41	94,221	0.02%	1.25% to 2.20%	21.46% to	25.11%
VIP Contrafund SVC CL 2 - 2020	2,654	41.89 to	43.15	112,230	0.07%	1.25% to 2.20%	9.16% to	35.13%
VIP Contrafund SVC CL 2 - 2019	2,829	31.00 to	39.53	93,591	0.22%	1.25% to 2.20%	28.42% to	29.63%
VIP Contrafund SVC CL 2 - 2018	3,168	24.14 to	30.62	81,332	0.47%	1.25% to 2.20%	-8.42% to	-8.28%

VIP Equity Income - 2022	69,255	31.10 to	62.84	4,279,067	1.79%	1.20% to 1.60%	-6.44% to	-6.08%
VIP Equity Income - 2021	77,474	33.24 to	66.91	5,097,068	1.91%	1.20% to 1.60%	22.97% to	23.38%
VIP Equity Income - 2020	85,873	27.03 to	54.23	4,568,557	1.63%	1.20% to 1.60%	5.05% to	5.42%
VIP Equity Income - 2019	92,800	25.73 to	51.44	4,686,052	1.95%	1.20% to 1.60%	25.41% to	26.67%
VIP Equity Income - 2018	114,731	20.51 to	40.85	4,589,570	2.28%	1.20% to 1.60%	-9.77% to	-9.40%

VIP Equity Income SVC CL 2 -2022	441	24.61 to	27.42	10,967	1.61%	1.25% to 2.20%	-7.03% to	-6.58%
VIP Equity Income SVC CL 2 -2021	484	26.47 to	29.35	12,942	0.90%	1.25% to 2.20%	22.26% to	22.85%
VIP Equity Income SVC CL 2 -2020	1,451	21.65 to	23.89	32,143	1.46%	1.25% to 2.20%	-18.66% to	10.46%
VIP Equity Income SVC CL 2 -2019	1,511	19.60 to	29.37	32,054	1.83%	1.25% to 2.20%	24.29% to	25.47%
VIP Equity Income SVC CL 2 -2018	1,667	15.77 to	23.49	28,314	1.37%	1.25% to 2.20%	-10.25% to	-9.83%

VIP Growth - 2022	1,482	100.31 to	100.31	148,600	0.58%	1.40% to 1.40%	-25.51% to	-25.51%
VIP Growth - 2021	1,549	134.66 to	134.66	208,567	0.00%	1.40% to 1.40%	21.49% to	21.49%
VIP Growth - 2020	1,616	110.84 to	110.84	179,147	0.07%	1.40% to 1.40%	41.88% to	41.88%
VIP Growth - 2019	1,684	78.12 to	78.12	131,555	0.27%	1.40% to 1.40%	32.43% to	32.43%
VIP Growth - 2018	1,752	58.99 to	58.99	103,334	0.27%	1.40% to 1.40%	-1.57% to	-1.57%

Preliminary Draft for Discussion Purposes Only

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Fidelity (cont’d)
VIP Index 500 - 2022	125,248	$35.91 to	$93.32	$6,753,406	1.36%	1.20% to 1.60%	-19.48% to	-19.35%
VIP Index 500 - 2021	138,511	44.60 to	115.71	9,229,635	1.24%	1.20% to 1.60%	26.60% to	26.78%
VIP Index 500 - 2020	155,889	35.23 to	91.27	8,150,744	1.60%	1.20% to 1.60%	16.42% to	16.58%
VIP Index 500 - 2019	184,104	30.26 to	78.29	8,247,689	1.98%	1.20% to 1.60%	29.27% to	30.57%
VIP Index 500 - 2018	207,305	23.40 to	60.45	7,098,015	1.93%	1.20% to 1.60%	-6.04% to	-5.07%

VIP Index 500 SVC CL 2 - 2022	9,174	26.84 to	31.92	268,206	1.14%	1.25% to 2.20%	-20.19% to	-19.56%
VIP Index 500 SVC CL 2 - 2021	9,342	33.63 to	39.68	341,083	1.02%	1.25% to 2.20%	25.44% to	26.45%
VIP Index 500 SVC CL 2 - 2020	11,492	26.81 to	31.38	330,481	1.43%	1.25% to 2.20%	-14.77% to	15.36%
VIP Index 500 SVC CL 2 - 2019	12,242	23.24 to	36.82	303,730	1.71%	1.25% to 2.20%	28.19% to	29.38%
VIP Index 500 SVC CL 2 - 2018	16,032	18.13 to	28.57	313,421	1.53%	1.25% to 2.20%	-6.83% to	-5.92%

VIP Mid Cap SVC CL 2 - 2022	4,711	51.83 to	59.54	278,252	0.25%	1.20% to 2.20%	-16.58% to	-15.99%
VIP Mid Cap SVC CL 2 - 2021	4,901	62.13 to	70.87	344,718	0.37%	1.20% to 2.20%	22.96% to	23.81%
VIP Mid Cap SVC CL 2 - 2020	4,803	50.53 to	57.24	272,688	0.34%	1.20% to 2.20%	5.45% to	20.83%
VIP Mid Cap SVC CL 2 - 2019	6,043	41.82 to	54.28	293,852	0.68%	1.20% to 2.20%	20.48% to	22.45%
VIP Mid Cap SVC CL 2 - 2018	6,644	34.71 to	44.33	265,952	0.44%	1.20% to 2.20%	-16.39% to	-15.80%

MFS
Core Equity Portfolio - 2022	43,749	36.02 to	58.24	2,427,585	0.29%	1.20% to 1.60%	-18.54% to	-18.26%
Core Equity Portfolio - 2021	49,918	44.22 to	71.25	3,404,325	0.42%	1.20% to 1.60%	23.38% to	23.81%
Core Equity Portfolio - 2020	57,139	35.84 to	57.55	3,136,281	0.66%	1.20% to 1.60%	16.86% to	17.28%
Core Equity Portfolio - 2019	62,414	30.67 to	49.07	2,939,632	0.79%	1.20% to 1.60%	31.18% to	32.37%
Core Equity Portfolio - 2018	81,825	23.38 to	37.29	2,939,055	0.71%	1.20% to 1.60%	-5.34% to	-4.41%

Core Equity Portfolio SC - 2022	2,629	22.71 to	27.02	63,185	0.08%	1.25% to 2.20%	-19.30% to	-18.64%
Core Equity Portfolio SC - 2021	2,617	28.14 to	33.21	77,908	0.23%	1.25% to 2.20%	22.29% to	23.32%
Core Equity Portfolio SC - 2020	4,142	23.01 to	26.93	99,470	0.45%	1.25% to 2.20%	-31.32% to	15.80%
Core Equity Portfolio SC - 2019	4,655	19.87 to	39.21	96,121	0.72%	1.25% to 2.20%	29.95% to	31.19%
Core Equity Portfolio SC - 2018	7,833	15.29 to	30.00	129,733	0.45%	1.25% to 2.20%	-6.20% to	-5.29%

Emerging Growth Series - 2022	72,308	39.89 to	83.96	5,910,432	0.00%	1.20% to 1.60%	-32.69% to	-32.45%
Emerging Growth Series - 2021	78,318	59.26 to	124.30	9,496,640	0.00%	1.20% to 1.60%	21.61% to	22.05%
Emerging Growth Series - 2020	89,047	48.73 to	101.84	8,817,185	0.00%	1.20% to 1.60%	29.81% to	30.28%
Emerging Growth Series - 2019	104,509	37.54 to	78.17	7,962,159	0.00%	1.20% to 1.60%	35.96% to	37.33%
Emerging Growth Series - 2018	112,093	27.60 to	57.27	6,282,056	0.10%	1.20% to 1.60%	1.01% to	1.43%

High Yield Series - 2022	31,730	19.71 to	28.94	915,698	5.26%	1.20% to 1.60%	-11.89% to	-11.58%
High Yield Series - 2021	35,324	22.37 to	32.73	1,153,364	4.56%	1.20% to 1.60%	1.91% to	2.25%
High Yield Series - 2020	37,434	21.95 to	32.01	1,194,581	5.17%	1.20% to 1.60%	3.83% to	3.93%
High Yield Series - 2019	42,757	21.12 to	30.83	1,314,228	5.89%	1.20% to 1.60%	12.94% to	14.13%
High Yield Series - 2018	51,691	18.70 to	27.18	1,400,128	5.78%	1.20% to 1.60%	-4.59% to	-4.23%

High Yield Series SC - 2022	551	18.23 to	20.31	10,721	5.16%	1.25% to 2.20%	-12.44% to	-12.04%
High Yield Series SC - 2021	609	20.82 to	23.09	13,518	4.42%	1.25% to 2.20%	1.12% to	1.63%
High Yield Series SC - 2020	684	20.59 to	22.72	14,952	5.08%	1.25% to 2.20%	0.04% to	8.83%
High Yield Series SC - 2019	722	18.92 to	22.71	15,347	5.49%	1.25% to 2.20%	11.89% to	13.01%
High Yield Series SC - 2018	776	16.91 to	20.18	14,698	5.56%	1.25% to 2.20%	-5.06% to	-4.61%

Research Series - 2022	53,282	33.27 to	67.05	3,499,348	0.45%	1.20% to 1.60%	-18.48% to	-18.20%
Research Series - 2021	57,903	40.81 to	81.97	4,654,710	0.54%	1.20% to 1.60%	22.85% to	23.32%
Research Series - 2020	65,326	33.22 to	66.47	4,224,787	0.65%	1.20% to 1.60%	14.79% to	15.18%
Research Series - 2019	73,196	28.94 to	57.71	4,120,765	0.79%	1.20% to 1.60%	30.83% to	32.16%
Research Series - 2018	85,296	22.11 to	43.93	3,664,505	0.74%	1.20% to 1.60%	-5.83% to	-5.53%

Income Series II - 2022	42,055	19.27 to	21.90	917,016	3.24%	1.20% to 1.60%	-15.04% to	-14.72%
Income Series II - 2021	47,592	22.68 to	25.68	1,217,581	3.09%	1.20% to 1.60%	-1.09% to	-0.73%
Income Series II - 2020	46,658	22.93 to	25.87	1,202,074	3.59%	1.20% to 1.60%	1.53% to	8.11%
Income Series II - 2019	49,755	21.21 to	25.48	1,186,672	3.56%	1.20% to 1.60%	9.84% to	10.93%
Income Series II - 2018	52,796	19.31 to	22.97	1,141,890	4.02%	1.20% to 1.60%	-3.59% to	-3.17%

Income Series II SC - 2022	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to	0.00%
Income Series II SC - January 1, 2021- December 20, 2021	—	19.28 to	19.28	—	0.06%	1.20% to 1.60%	-1.73% to	-1.73%
Income Series II SC - 2020	180	19.62 to	19.62	3,524	3.40%	1.20% to 1.60%	-5.17% to	13.21%
Income Series II SC - 2019	186	17.33 to	20.69	3,414	0.00%	1.20% to 1.60%	8.86% to	9.88%
Income Series II SC - 2018	192	15.92 to	18.83	3,224	0.00%	1.20% to 1.60%	-3.95% to	-3.95%

Pioneer
Equity Income VCT - 2022	9,673	31.16 to	36.54	350,673	1.39%	1.20% to 2.20%	-9.23% to	-9.06%
Equity Income VCT - 2021	12,718	34.33 to	40.18	507,775	1.25%	1.20% to 2.20%	23.58% to	23.86%
Equity Income VCT - 2020	13,124	27.78 to	32.44	423,259	2.05%	1.20% to 2.20%	-11.17% to	14.18%
Equity Income VCT - 2019	15,160	24.33 to	36.52	496,724	2.49%	1.20% to 2.20%	22.51% to	24.47%
Equity Income VCT - 2018	16,315	19.86 to	29.34	432,218	2.18%	1.20% to 2.20%	-10.38% to	-9.89%

Preliminary Draft for Discussion Purposes Only

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Pioneer (cont’d)
Fund VCT - 2022	5,090	$27.92 to	$31.43	$154,643	0.38%	1.20% to 2.20%	-20.91% to	-20.67%
Fund VCT - 2021	5,385	35.30 to	39.62	206,252	0.09%	1.20% to 2.20%	25.67% to	26.06%
Fund VCT - 2020	5,947	28.09 to	31.43	180,629	0.46%	1.20% to 2.20%	-5.98% to	27.45%
Fund VCT - 2019	6,718	22.04 to	33.43	166,593	0.71%	1.20% to 2.20%	28.14% to	30.22%
Fund VCT - 2018	8,406	17.20 to	25.94	160,913	0.86%	1.20% to 2.20%	-3.25% to	-2.93%

Mid Cap Value VCT - 2022	50,810	39.75 to	57.58	2,891,500	1.99%	1.20% to 1.60%	-7.10% to	-6.77%
Mid Cap Value VCT - 2021	57,005	42.79 to	61.76	3,481,562	0.97%	1.20% to 1.60%	27.66% to	28.11%
Mid Cap Value VCT - 2020	60,915	33.52 to	48.21	2,903,315	1.06%	1.20% to 1.60%	0.57% to	0.90%
Mid Cap Value VCT - 2019	60,108	33.33 to	47.78	2,838,759	1.38%	1.20% to 1.60%	26.38% to	27.68%
Mid Cap Value VCT - 2018	70,129	26.36 to	37.65	2,606,634	0.74%	1.20% to 1.60%	-20.62% to	-19.83%

Mid Cap Value VCT II - 2022	5,417	28.07 to	33.39	162,639	1.38%	1.25% to 2.20%	-7.94% to	-7.20%
Mid Cap Value VCT II - 2021	5,938	30.49 to	35.98	192,813	0.70%	1.25% to 2.20%	26.57% to	27.59%
Mid Cap Value VCT II - 2020	8,228	24.09 to	28.20	209,674	0.86%	1.25% to 2.20%	-0.37% to	-13.39%
Mid Cap Value VCT II - 2019	8,184	24.18 to	32.56	208,755	1.25%	1.25% to 2.20%	25.28% to	26.46%
Mid Cap Value VCT II - 2018	10,571	19.30 to	25.85	219,078	0.48%	1.25% to 2.20%	-21.26% to	-20.48%

Real Estate Shares VCT - 2022	15,924	40.01 to	52.02	824,170	1.67%	1.20% to 1.60%	-31.91% to	-31.67%
Real Estate Shares VCT - 2021	21,189	58.76 to	76.13	1,606,731	1.08%	1.20% to 1.60%	38.88% to	39.36%
Real Estate Shares VCT - 2020	22,772	42.31 to	54.63	1,238,346	1.54%	1.20% to 1.60%	-8.78% to	-12.24%
Real Estate Shares VCT - 2019	23,064	46.38 to	62.25	1,370,444	2.37%	1.20% to 1.60%	26.11% to	27.40%
Real Estate Shares VCT - 2018	24,592	36.76 to	48.86	1,152,700	2.71%	1.20% to 1.60%	-8.73% to	-8.34%

Real Estate Shares VCT II - 2022	1,958	33.83 to	38.96	71,860	1.50%	1.25% to 2.20%	-32.43% to	-31.98%
Real Estate Shares VCT II - 2021	2,148	50.07 to	57.28	115,526	1.00%	1.25% to 2.20%	37.86% to	38.79%
Real Estate Shares VCT II - 2020	2,276	36.32 to	41.27	88,499	1.41%	1.25% to 2.20%	-6.92% to	-11.42%
Real Estate Shares VCT II - 2019	2,327	39.02 to	46.59	99,565	2.01%	1.25% to 2.20%	25.10% to	26.29%
Real Estate Shares VCT II - 2018	2,509	31.19 to	36.89	85,261	2.14%	1.25% to 2.20%	-9.44% to	-8.83%

DWS
Bond - 2022	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to	0.00%
Bond - January 1, 2021- October 28, 2021	—	22.51 to	22.51	—	4.07%	1.40% to 1.40%	-1.44% to	-1.44%
Bond - 2020	837	22.84 to	22.84	19,117	2.76%	1.40% to 1.40%	7.53% to	7.53%
Bond - 2019	846	21.24 to	21.24	17,970	3.14%	1.40% to 1.40%	9.09% to	9.09%
Bond - 2018	855	19.47 to	19.47	16,652	4.44%	1.40% to 1.40%	-4.04% to	-4.04%

Global Opportunities - 2022	15,058	19.69 to	40.00	577,060	0.22%	1.20% to 2.20%	-25.67% to	-25.14%
Global Opportunities - 2021	20,598	26.49 to	53.43	1,066,866	0.07%	1.20% to 2.20%	12.48% to	13.27%
Global Opportunities - 2020	21,685	23.55 to	47.17	991,789	0.49%	1.20% to 2.20%	15.53% to	18.40%
Global Opportunities - 2019	22,149	19.89 to	40.83	877,252	0.00%	1.20% to 2.20%	18.46% to	20.35%
Global Opportunities - 2018	27,711	16.79 to	34.13	914,389	0.00%	1.20% to 2.20%	-22.27% to	-21.68%

Core Equity VIP - 2022	27,575	26.30 to	39.24	1,027,308	0.45%	1.20% to 2.20%	-17.01% to	-16.72%
Core Equity VIP - 2021	30,038	31.69 to	47.12	1,347,300	0.42%	1.20% to 2.20%	23.02% to	23.45%
Core Equity VIP - 2020	32,614	25.76 to	38.17	1,187,662	0.99%	1.20% to 2.20%	11.02% to	13.88%
Core Equity VIP - 2019	33,414	22.62 to	34.38	1,064,462	0.79%	1.20% to 2.20%	27.08% to	29.13%
Core Equity VIP - 2018	36,445	17.69 to	26.91	906,614	1.55%	1.20% to 2.20%	-7.69% to	-7.17%

International - 2022	80,906	10.43 to	17.32	1,395,805	2.86%	1.20% to 1.60%	-14.51% to	-14.26%
International - 2021	97,490	12.20 to	20.20	1,962,262	2.47%	1.20% to 1.60%	7.58% to	7.96%
International - 2020	101,912	11.34 to	18.71	1,899,136	3.14%	1.20% to 1.60%	0.98% to	1.35%
International - 2019	108,085	11.23 to	18.46	1,986,726	2.91%	1.20% to 1.60%	19.79% to	21.10%
International - 2018	124,361	9.37 to	15.34	1,898,730	1.07%	1.20% to 1.60%	-15.72% to	-15.44%

International B - 2022	1,000	10.51 to	10.86	10,615	2.79%	1.25% to 2.20%	-14.69% to	-14.56%
International B - 2021	1,030	12.32 to	12.71	12,827	1.80%	1.25% to 2.20%	7.53% to	15.03%
International B - 2020	1,624	10.71 to	11.82	18,331	2.91%	1.25% to 2.20%	-27.66% to	9.51%
International B - 2019	1,705	9.78 to	16.34	19,042	2.75%	1.25% to 2.20%	18.55% to	19.69%
International B - 2018	1,798	8.25 to	13.71	16,803	0.83%	1.25% to 2.20%	-16.07% to	-15.66%

Money Market - 2022	19,323	1.23 to	1.23	23,811	1.10%	1.40% to 1.40%	-0.81% to	-0.81%
Money Market - 2021	19,585	1.24 to	1.24	24,205	0.01%	1.40% to 1.40%	-0.80% to	-0.80%
Money Market - 2020	4,640	1.25 to	1.25	5,815	0.24%	1.40% to 1.40%	-1.57% to	-1.57%
Money Market - 2019	4,739	1.27 to	1.27	6,005	1.77%	1.40% to 1.40%	0.79% to	0.79%
Money Market - 2018	4,839	1.26 to	1.26	6,108	1.39%	1.40% to 1.40%	0.00% to	0.00%

Small Cap Index VIP - 2022	10,475	28.68 to	32.40	335,124	0.88%	1.20% to 2.20%	-22.15% to	-21.59%
Small Cap Index VIP - 2021	12,668	36.84 to	41.32	518,177	0.89%	1.20% to 2.20%	12.35% to	13.11%
Small Cap Index VIP - 2020	13,177	32.79 to	36.53	476,791	0.94%	1.20% to 2.20%	-11.16% to	23.92%
Small Cap Index VIP - 2019	13,665	26.46 to	41.12	419,324	1.08%	1.20% to 2.20%	22.50% to	24.47%
Small Cap Index VIP - 2018	14,143	21.60 to	33.39	350,682	1.05%	1.20% to 2.20%	-12.92% to	-12.30%

T. Rowe Price
Equity Income - 2022	123,202	26.17 to	80.68	8,234,730	1.81%	1.20% to 2.20%	-5.46% to	-4.69%
Equity Income - 2021	135,736	27.68 to	84.65	9,531,887	1.59%	1.20% to 2.20%	22.80% to	23.79%
Equity Income - 2020	149,300	22.54 to	68.38	8,436,499	2.02%	1.20% to 2.20%	-0.23% to	-1.05%
Equity Income - 2019	161,828	22.78 to	68.54	9,219,434	2.34%	1.20% to 2.20%	23.67% to	25.63%
Equity Income - 2018	183,118	18.42 to	54.99	8,327,317	2.07%	1.20% to 2.20%	-11.53% to	-10.05%

Preliminary Draft for Discussion Purposes Only

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
T. Rowe Price (cont’d)
International Stock - 2022	154,235	$15.21 to	$24.33	$3,654,464	0.70%	1.20% to 2.20%	-17.65% to	-16.82%
International Stock - 2021	167,666	18.47 to	29.25	4,790,220	0.59%	1.20% to 2.20%	-0.91% to	0.10%
International Stock - 2020	177,401	18.64 to	29.22	5,045,369	0.53%	1.20% to 2.20%	11.31% to	11.95%
International Stock - 2019	194,003	16.65 to	26.25	4,884,746	2.36%	1.20% to 2.20%	25.00% to	27.01%
International Stock - 2018	218,663	13.32 to	20.89	4,343,369	1.38%	1.20% to 2.20%	-16.12% to	-14.74%

Limited-Term Bond - 2022	99,458	10.37 to	17.06	1,629,055	1.90%	1.20% to 2.20%	-6.58% to	-5.85%
Limited-Term Bond - 2021	119,950	11.10 to	18.12	2,082,000	1.36%	1.20% to 2.20%	-2.12% to	-1.25%
Limited-Term Bond - 2020	122,851	11.34 to	18.35	2,157,154	1.95%	1.20% to 2.20%	2.44% to	3.26%
Limited-Term Bond - 2019	124,291	11.07 to	17.77	2,108,222	2.42%	1.20% to 2.20%	2.03% to	3.70%
Limited-Term Bond - 2018	139,464	10.85 to	17.27	2,282,671	1.99%	1.20% to 2.20%	-1.00% to	-0.06%

All-Cap Opportunities Portfolio - 2022	49,134	44.04 to	110.75	4,792,949	0.00%	1.20% to 2.20%	-22.72% to	-22.61%
All-Cap Opportunities Portfolio - 2021	52,586	56.99 to	143.10	6,617,649	0.00%	1.20% to 2.20%	18.93% to	19.11%
All-Cap Opportunities Portfolio - 2020	58,668	47.92 to	120.14	6,206,356	0.00%	1.20% to 2.20%	42.35% to	51.60%
All-Cap Opportunities Portfolio - 2019	67,924	31.61 to	84.40	5,059,898	0.41%	1.20% to 2.20%	31.98% to	34.12%
All-Cap Opportunities Portfolio - 2018	74,569	23.95 to	63.44	4,175,648	0.16%	1.20% to 2.20%	-0.46% to	-0.07%

Moderate Allocation - 2022	72,054	25.55 to	51.04	3,544,808	1.47%	1.20% to 2.20%	-19.55% to	-19.29%
Moderate Allocation - 2021	76,191	31.76 to	63.24	4,647,279	0.98%	1.20% to 2.20%	8.75% to	16.08%
Moderate Allocation - 2020	82,170	27.36 to	58.15	4,613,257	1.29%	1.20% to 2.20%	13.15% to	18.85%
Moderate Allocation - 2019	87,074	23.02 to	51.39	4,324,380	1.97%	1.20% to 2.20%	17.15% to	19.08%
Moderate Allocation - 2018	95,620	19.65 to	43.42	4,021,011	1.83%	1.20% to 2.20%	-6.88% to	-6.20%

Morgan Stanley
VIF Emerging Markets Equity - 2022	18,495	21.11 to	33.59	426,526	0.40%	1.20% to 2.20%	-26.24% to	-25.54%
VIF Emerging Markets Equity - 2021	18,382	28.62 to	45.11	572,944	0.86%	1.20% to 2.20%	1.38% to	2.36%
VIF Emerging Markets Equity - 2020	19,621	28.23 to	44.07	601,356	1.21%	1.20% to 2.20%	12.65% to	13.76%
VIF Emerging Markets Equity - 2019	20,185	25.06 to	38.74	547,411	0.99%	1.20% to 2.20%	16.99% to	18.87%
VIF Emerging Markets Equity - 2018	28,534	21.28 to	32.59	657,011	0.46%	1.20% to 2.20%	-19.29% to	-17.97%

VIF Core Plus Fixed Income - 2022	119,211	12.90 to	18.62	2,093,573	3.75%	1.20% to 2.20%	-16.18% to	-15.36%
VIF Core Plus Fixed Income - 2021	135,959	15.39 to	22.00	2,843,252	3.95%	1.20% to 2.20%	-1.48% to	-2.53%
VIF Core Plus Fixed Income - 2020	132,617	15.79 to	22.33	2,804,406	2.75%	1.20% to 2.20%	-1.72% to	5.48%
VIF Core Plus Fixed Income - 2019	139,096	14.97 to	22.72	2,770,296	4.21%	1.20% to 2.20%	8.40% to	10.24%
VIF Core Plus Fixed Income - 2018	173,912	13.81 to	20.61	3,174,208	2.58%	1.20% to 2.20%	-2.81% to	-1.85%

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**

These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***

These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.

****	Funds listed with date ranges represent partial year investments in funds. Unit values displayed represent unit value at disposition date.